SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Product Information [Line Items]
Total revenues	$ 140,313	¥ 21,895,790	¥ 21,119,304	¥ 17,516,731
S D V [Member]
Product Information [Line Items]
Total revenues		16,026,138	15,396,659	11,382,408
S D V [Member] | JAPAN
Product Information [Line Items]
Total revenues		15,871,110	15,082,036	11,097,057
S D V [Member] | International [Member]
Product Information [Line Items]
Total revenues		155,028	314,623	285,351
S D V [Member] | Transferred over Time [Member]
Product Information [Line Items]
Total revenues		15,576,537	14,865,657	10,938,081
S D V [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenues		449,601	531,002	444,327
L B S [Member]
Product Information [Line Items]
Total revenues		7,119,644	6,843,917	6,046,972
L B S [Member] | JAPAN
Product Information [Line Items]
Total revenues		7,118,444	6,836,111	5,992,720
L B S [Member] | International [Member]
Product Information [Line Items]
Total revenues		1,200	7,806	54,252
L B S [Member] | Transferred over Time [Member]
Product Information [Line Items]
Total revenues		5,004,325	3,972,526	2,763,825
L B S [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenues		2,115,319	2,871,391	3,283,147
Other And Eliminations [Member]
Product Information [Line Items]
Total revenues		(1,249,992)	(1,121,272)	87,351
Other And Eliminations [Member] | JAPAN
Product Information [Line Items]
Total revenues		(1,430,756)	(1,348,229)	(830)
Other And Eliminations [Member] | International [Member]
Product Information [Line Items]
Total revenues		180,764	226,957	88,181
Other And Eliminations [Member] | Transferred over Time [Member]
Product Information [Line Items]
Total revenues		(1,158,558)	(1,106,274)	87,351
Other And Eliminations [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenues		(91,434)	(14,998)
Total [Member]
Product Information [Line Items]
Total revenues	140,313	21,895,790	21,119,304	17,516,731
Total [Member] | JAPAN
Product Information [Line Items]
Total revenues	138,153	21,558,798	20,569,918	17,088,947
Total [Member] | International [Member]
Product Information [Line Items]
Total revenues	2,160	336,992	549,386	427,784
Total [Member] | Transferred over Time [Member]
Product Information [Line Items]
Total revenues	124,462	19,422,304	17,731,909	13,789,257
Total [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenues	15,851	2,473,486	3,387,395	3,727,474
Software Development Services [Member] | S D V [Member]
Product Information [Line Items]
Total revenues		15,173,481	14,755,755	10,913,762
Software Development Services [Member] | L B S [Member]
Product Information [Line Items]
Total revenues		3,543,672	3,453,861	2,428,725
Software Development Services [Member] | Other And Eliminations [Member]
Product Information [Line Items]
Total revenues		(1,195,599)	(1,031,416)	86,583
Software Development Services [Member] | Total [Member]
Product Information [Line Items]
Total revenues	112,282	17,521,554	17,178,200
Software, Internally Developed [Member] | Total [Member]
Product Information [Line Items]
Total revenues				13,429,070
Licensing [Member] | S D V [Member]
Product Information [Line Items]
Total revenues		309,193	464,661	392,256
Licensing [Member] | L B S [Member]
Product Information [Line Items]
Total revenues		2,919,605	2,710,267	2,972,349
Licensing [Member] | Other And Eliminations [Member]
Product Information [Line Items]
Total revenues			202
Licensing [Member] | Total [Member]
Product Information [Line Items]
Total revenues	20,691	3,228,798	3,175,130	3,364,605
Software Related Services [Member] | S D V [Member]
Product Information [Line Items]
Total revenues		543,464	176,243	76,390
Software Related Services [Member] | L B S [Member]
Product Information [Line Items]
Total revenues		656,367	679,789	645,898
Software Related Services [Member] | Other And Eliminations [Member]
Product Information [Line Items]
Total revenues		(54,393)	(90,058)	768
Software Related Services [Member] | Total [Member]
Product Information [Line Items]
Total revenues	$ 7,340	¥ 1,145,438	¥ 765,974	¥ 723,056